Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of amount of tax reflected in the consolidated statements of Loss
	2021	2020	2019
	USD in thousands
Income (Loss) before taxes on income	4,151	(6,841)	(14,179)
Theoretical tax expense (benefit)	955	(1,575)	(3,261)
Disallowed deductions (tax exempt income):
Gain on adjustment of warrants to fair value	(275)	86	(33)
Share-based compensation	539	298	60
Amortization of excess purchase price of an associate	60	126	2,323
Profit recognized upon deconsolidation	(2,678)	-	-
Different tax rates applicable to subsidiaries	(85)	-	-
Other	-	2	7
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	1,589	1,072	903
Taxes benefit (taxes on income)	105	9	(1)